UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22461

Morgan Creek Global Equity Long/Short Institutional Fund

 (Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
Mark Vannoy, Treasurer Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Report to Stockholders.

MORGAN CREEK
CAPITAL MANAGEMENT

ALTERNATIVE THINKING ABOUT INVESTMENTS

SEMI-ANNUAL REPORT TO SHAREHOLDERS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND

Morgan Creek Global Equity Long/Short Institutional Fund (A Delaware Statutory Trust)
Semi-Annual Report to Shareholders (Unaudited)
For the Six Months Ended September 30, 2017
Contents

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities
September 30, 2017 (in U.S. Dollars) (Unaudited)

Assets
Investments in Portfolio Funds, at fair value (cost of $47,472,212)	$58,342,088
Investments in Securities, at fair value (cost of $9,915,277)	8,933,696
Cash and cash equivalents	11,862,493
Foreign currency, at fair value (cost of $947,353)	993,097
Due from Portfolio Funds	4,104,129
Other receivables	30,210
Prepaid assets	938
Dividends receivable	665
Total assets	$84,267,316

Liabilities
Securities sold short, at fair value (proceeds of $6,816,717)	$6,917,551
Redemptions payable	11,820,661
Accrued expenses and other liabilities	122,704
Subscriptions received in advance	50,000
Management fees payable	48,587
Due to Advisor	22,674
Loan payable	12,367
Dividends payable	3,004
Accrued interest payable	15
Total liabilities	18,997,563

Net assets	$65,269,753

Components of net assets:
Net capital	$73,251,383
Accumulated net investment loss	(19,149,179)
Accumulated net realized gain from investments and foreign currency transactions	1,334,344
Net unrealized appreciation on investments and foreign currency translations	9,833,205
Net assets	$65,269,753

Class I
Net asset value per Share:
$65,220,272 / 60,274.27 Shares issued and outstanding, par value $0.01 per share, unlimited Shares authorized	$1,082.06

Class A
Net asset value per Share:
$49,481 / 48.50 Shares issued and outstanding, par value $0.01 per share, unlimited Shares authorized	$1,020.22
Sales Charge Class A (Load)	3.00%
Maximum Offering Price Per Class A Share	$1,051.77

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments
September 30, 2017 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity[1,2]	Next Available Redemption Date[3]
Investments in Portfolio Funds
Asia
Horseman Japan Fund Ltd.
39,245 shares	$2,179,182	$1,750,773	2.68%	Cayman Islands	Monthly	10/31/2017
New Horizon Opportunities Fund
18,071 shares – Class A	1,610,821	1,960,539	3.00	Mauritius	Annually	3/31/2018
Private Investors III, LLC
1,536 shares	1,536,156	1,345,425	2.06	United States	0-5 Years	N/A
Teng Yue Partners Offshore Fund, L.P.[4]
2,940 shares	3,161,548	5,382,896	8.25	Cayman Islands	Quarterly	12/31/2017
Tybourne Equity (Offshore) Fund[4]
4,976 shares – Series A	4,975,011	6,538,020	10.02	Cayman Islands	Quarterly	12/31/2017
Total Asia	13,462,718	16,977,653	26.01

Energy & Natural Resources
Brenham Capital Offshore Fund, Ltd.
1,483 shares – Class A	1,482,584	1,941,453	2.98	Cayman Islands	Quarterly	12/31/2017
Impala Resource Fund Ltd.
1,694 shares – Class A	2,000,000	2,221,265	3.40	Cayman Islands	Quarterly	12/31/2017
Whetstone Capital Offshore Fund, Ltd.
2,649 shares	2,648,727	2,084,466	3.19	Cayman Islands	Quarterly	12/31/2017
Total Energy & Natural Resources	6,131,311	6,247,184	9.57

Global Long/Short
Falcon Edge Global Ltd.
399 shares – Class B	554,292	600,067	0.92	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
1 share – Class S	779	807	0.00	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
93 shares – Standard Share Partners	93,393	87,333	0.14	Cayman Islands	Illiquid	N/A
Glade Brook Private Investors VII, LLC
1,126 shares	1,124,354	993,697	1.52	United States	0-5 Years	N/A
Horseman Global Fund Ltd.
21,336 shares – Class B	4,474,171	3,433,446	5.26	Cayman Islands	Quarterly	12/31/2017
Hound Partners Offshore Fund, Ltd.[4]
5,767 shares – Class A	5,652,643	6,346,263	9.72	Cayman Islands	Quarterly	12/31/2017

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2017 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity[1,2]	Next Available Redemption Date[3]
Global Long/Short (continued)
Passport Offshore, Ltd.
3,416 shares – Class G	$3,416,223	$3,045,084	4.67%	British Virgin Islands	Quarterly	12/31/2017
Total Global Long/Short	15,315,855	14,506,697	22.23

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
2,775 shares – Series A	3,419,352	4,687,004	7.18	Cayman Islands	Quarterly	12/31/2017
Total Healthcare	3,419,352	4,687,004	7.18

Technology
ACM Opportunities, L.P.
1,750 shares – Class E	1,750,000	2,569,236	3.94	United States	0-5 Years	N/A
Light Street Xenon, Ltd.
2,029 shares – Class A	2,290,333	4,145,372	6.35	Cayman Islands	Quarterly	12/31/2017
Tiger Global, Ltd.[4]
6,014 shares – Class C Series 01	3,054,606	5,861,667	8.98	Cayman Islands	Annually	1/31/2018
Tiger Global, Ltd.[4]
1,298 shares – Class C Series 02	1,000,000	1,247,476	1.91	Cayman Islands	Annually	9/30/2018
Tiger Global, Ltd.[4]
4,518 shares – Class E	1,048,037	2,099,799	3.22	Cayman Islands	Annually	1/31/2018
Total Technology	9,142,976	15,923,550	24.40

Total Investments in Portfolio Funds	$47,472,212	$58,342,088	89.39%

Investments in Securities
Common Stocks
Global Opportunistic
Alibaba Group Holding Limited*
1,528 shares	$242,977	$263,901	0.40%	United States
Alphabet Inc. – Class A*
258 shares	204,303	251,220	0.39	United States
Altice NV*
10,906 shares	175,695	218,288	0.33	Netherlands
Amazon.com, Inc.*
249 shares	138,115	239,376	0.37	United States

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2017 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Common Stocks (continued)
Apollo Global Management LLC
7,946 shares	$216,254	$239,175	0.37%	United States
Charter Communications, Inc.*
607 shares	93,097	220,596	0.34	United States
Energy Transfer Equity, L.P.
13,743 shares	198,656	238,853	0.37	United States
Expedia Inc.
1,644 shares	243,807	236,637	0.36	United States
Facebook, Inc. – Class A*
1,422 shares	212,633	242,977	0.37	United States
Gulfport Energy Corporation*
26,484 shares	375,061	379,781	0.58	United States
Heron Therapeutics, Inc.*
53,602 shares	1,054,948	865,672	1.33	United States
Hilton Worldwide Holdings, Inc.
3,896 shares	191,106	270,577	0.41	United States
Horizon Pharma, PLC*
18,781 shares	215,268	238,143	0.37	United States
JD.com*
5,457 shares	132,422	208,457	0.32	United States
Microsoft Corporation
3,309 shares	242,880	246,488	0.38	United States
Momo Inc.*
5,366 shares	184,081	168,171	0.26	United States
New Oriental Education & Technology Group, Inc.
1,478 shares	111,700	130,448	0.20	United States
Progenics Pharmaceuticals, Inc.*
44,670 shares	193,305	328,771	0.50	United States
Retrophin, Inc.*
13,905 shares	316,567	346,096	0.53	United States
Rolls-Royce Holdings, PLC*
20,760 shares	187,487	240,608	0.37	United States
Salesforce.com, Inc.*
2,666 shares	232,083	249,058	0.38	United States
Tal Education Group
4,047 shares	74,832	136,424	0.21	United States

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2017 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Common Stocks (continued)
Teck Resources Ltd.
17,686 shares	$373,178	$372,998	0.57%	United States
Tencent Holdings Limited
5,667 shares	245,268	248,866	0.38	United States
The Priceline Group Inc.*
130 shares	174,451	238,007	0.36	United States
TransDigm Group, Inc.
868 shares	243,665	221,904	0.34	United States
Vipshop Holdings Limited*
21,585 shares	142,686	189,732	0.29	United States
Warrior Met Coal, Inc.
17,915 shares	378,116	422,257	0.65	United States
Total Common Stocks	6,794,641	7,653,481	11.73

Exchange Traded Funds
Global Opportunistic
ProShares UltraPro Short S&P 500*
34,684 shares	1,256,254	478,292	0.73	United States
ProShares UltraPro Short QQQ*
27,908 shares	1,684,360	748,213	1.15	United States
Total Exchange Traded Funds	2,940,614	1,226,505	1.88

Purchased Options
Global Opportunistic
Tesla Inc.*
131 contracts, $250 put strike price, January 2018	180,022	53,710	0.08	United States
Total Purchased Options	180,022	53,710	0.08

Total Investments in Securities	$9,915,277	$8,933,696	13.69%

Total Investments	$57,387,489	$67,275,784	103.08%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2017 (in U.S. Dollars) (Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Securities Sold Short
Common Stocks
Global Opportunistic
Ally Financial Inc.
11,100 shares	$(216,409)	$(269,286)	(0.41)%	United States
Capital One Financial Corporation
2,741 shares	(216,631)	(232,053)	(0.35)	United States
CarMax, Inc.*
3,650 shares	(217,991)	(276,706)	(0.42)	United States
Delphi Automotive PLC
2,558 shares	(216,831)	(251,707)	(0.39)	United States
Exxon Mobil Corporation
14,000 shares	(1,185,424)	(1,147,720)	(1.76)	United States
Ford Motor Company
19,600 shares	(216,477)	(234,612)	(0.36)	United States
H & M Hennes & Mauritz AB
19,650 shares	(581,276)	(508,880)	(0.78)	Sweden
Oceaneering International, Inc.
16,863 shares	(373,197)	(442,991)	(0.68)	United States
Rowan Companies PLC – Class A*
16,239 shares	(320,968)	(208,671)	(0.32)	United States
Sprouts Farmers Market, Inc.*
15,602 shares	(372,653)	(292,850)	(0.45)	United States
The Gap, Inc.
24,419 shares	(601,882)	(721,093)	(1.10)	United States
Williams-Sonoma, Inc.
7,803 shares	(399,440)	(389,058)	(0.60)	United States
Wm Morrison Supermarkets PLC
135,000 shares	(399,010)	(423,645)	(0.65)	United Kingdom
Total Common Stocks	(5,318,189)	(5,399,272)	(8.27)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2017 (in U.S. Dollars) (Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Exchange Traded Funds
Global Opportunistic
iShares China Large-Cap ETF
34,475 shares	$(1,498,528)	$(1,518,279)	(2.33)%	United States
Total Exchange Traded Funds	(1,498,528)	(1,518,279)	(2.33)

Total Securities Sold Short	$(6,816,717)	$(6,917,551)	(10.60)%
Other Assets, less Liabilities		4,911,520	7.52
Total Net Assets		$65,269,753	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.

(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2017 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

(4)	Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Operations
For the Six Months Ended September 30, 2017 (in U.S. Dollars) (Unaudited)

Investment income
Dividends (net of foreign taxes withheld of $284)	$39,620

Expenses
Management fees	414,007
Administration fees	133,524
Dividend expense	74,159
Audit fees	51,737
Legal fees	49,220
Transfer agent fees	39,052
Trustees’ fees	28,500
Consultancy fees	15,000
Insurance fees	11,995
Interest expense on Securities sold short	10,224
Interest expense	514
Distribution and service fees – Class A	211
Other expenses	85,992
Total expenses before management fee reduction	914,135

Repayment of expense reimbursement	75,242
Management fee reduction	(310,505)
Net expenses	678,872

Net investment loss	(639,252)

Realized and unrealized gain from investments in Portfolio Funds, Securities, Securities sold short, and foreign currency
Net realized gain from investments in Portfolio Funds	4,484,432
Net realized gain from investments in Securities	658,502
Net realized gain on Securities sold short	478,496
Net realized gain on foreign currency transactions	9,818
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(872,571)
Net change in unrealized appreciation/depreciation on investments in Securities	(1,181,089)
Net change in unrealized appreciation/depreciation on Securities sold short	(997,396)
Net change in unrealized appreciation/depreciation on foreign currency translations	70,372
Net realized and unrealized gain from investments in Portfolio Funds, Securities, Securities sold short, and foreign currency	2,650,564

Net increase in net assets resulting from operations	$2,011,312

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets
(in U.S. Dollars) (Unaudited)

For the Six Months Ended September 30, 2017

Increase in net assets resulting from operations:
Net investment loss	$(639,252)
Net realized gain from investments in Portfolio Funds	4,484,432
Net realized gain from investments in Securities	658,502
Net realized gain on Securities sold short	478,496
Net realized gain on foreign currency transactions	9,818
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(872,571)
Net change in unrealized appreciation/depreciation on investments in Securities	(1,181,089)
Net change in unrealized appreciation/depreciation on Securities sold short	(997,396)
Net change in unrealized appreciation/depreciation on foreign currency translations	70,372
Net increase in net assets resulting from operations	2,011,312

Capital share transactions:
Subscriptions – Class I	1,555,000
Subscriptions – Class A	48,500
Redemptions – Class I	(24,410,044)
Net decrease in net assets resulting from capital share transactions	(22,806,544)

Net decrease in net assets	(20,795,232)

Net assets
Beginning of period	86,064,985
End of period	$65,269,753

Accumulated net investment loss	$(19,149,179)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets (continued)
(in U.S. Dollars) (Unaudited)

For the Year Ended March 31, 2017

Increase in net assets resulting from operations:
Net investment loss	$(1,597,581)
Net realized gain from investments in Portfolio Funds	277,758
Net realized gain from investments in Securities	1,482,813
Net realized loss on Securities sold short	(570,614)
Net realized loss on foreign currency transactions	(4,502)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	4,266,766
Net change in unrealized appreciation/depreciation on investments in Securities	(838,555)
Net change in unrealized appreciation/depreciation on Securities sold short	952,849
Net change in unrealized appreciation/depreciation on foreign currency translations	(24,628)
Net increase in net assets resulting from operations	3,944,306

Capital share transactions:
Subscriptions – Class I	2,803,649
Redemptions – Class I	(37,624,283)
Net decrease in net assets resulting from capital share transactions	(34,820,634)

Net decrease in net assets	(30,876,328)

Net assets
Beginning of year	116,941,313
End of year	$86,064,985

Accumulated net investment loss	$(18,509,927)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows
For the Six Months Ended September 30, 2017 (in U.S. Dollars) (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,011,312
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(780,755)
Purchases of investments in Securities	(7,196,383)
Repurchases of Securities sold short	(3,795,456)
Proceeds from sales of investments in Portfolio Funds	20,607,378
Proceeds from sales of investments in Securities	7,818,017
Proceeds from Securities sold short	4,795,561
Net realized gain from investments in Portfolio Funds	(4,484,432)
Net realized gain from investments in Securities	(658,502)
Net realized gain on Securities sold short	(478,496)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	872,571
Net change in unrealized appreciation/depreciation on investments in Securities	1,181,089
Net change in unrealized appreciation/depreciation on Securities sold short	997,396
Changes in operating assets and liabilities:
Increase in due from Portfolio Funds	(259,505)
Decrease in prepaid assets	10,744
Increase in dividends receivable	(75)
Decrease in accrued expenses and other liabilities	(75,751)
Decrease in management fees payable	(8,400)
Increase in due to Advisor	17,132
Increase in dividends payable	2,315
Increase in accrued interest payable	8
Net cash provided by operating activities	20,575,768

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows (continued)
For the Six Months Ended September 30, 2017 (in U.S. Dollars) (Unaudited)

Cash flows from financing activities:
Proceeds from advances on line of credit	$2,288,320
Repayment of advances on line of credit	(2,281,831)
Subscriptions (net of change in subscriptions received in advance of $175,000)	1,428,500
Redemptions (net of change in redemptions payable of $3,718,058)	(20,691,986)
Net cash used in financing activities	(19,256,997)

Net increase in cash and cash equivalents and foreign currency	1,318,771

Cash and cash equivalents and foreign currency
Beginning of period	11,536,819
End of period	$12,855,590

Supplemental disclosure of cash flow information:
Interest paid	$10,730

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements
September 30, 2017 (Unaudited)

1.	Organization and Nature of Business

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks, and purchased options (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies and equity securities that augment these strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversify among additional Portfolio Funds increases.

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser. The Advisor is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board” or each separately a “Trustee”).

The Board has overall responsibility for overseeing the Fund’s investment program and its management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Fund.

Investors in the Fund (“Shareholders”) are governed by the Trust Instrument and bound by its terms and conditions. The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Fund. All Shares shall be fully paid and are non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares. The Fund offers and sells two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. Class A Shares are offered to investors subject to an initial sales charge. Class I Shares are not subject to an initial sales charge and have lower ongoing expenses than Class A Shares. All shares issued prior to April 1, 2016 have been designated as Class I Shares in terms of rights accorded and expenses borne.

Investments in the Fund generally may be made only by U.S. persons who are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Fund may decline to accept any investment in its discretion. The Board (or its designated agent) may admit Shareholders to the Fund from time to time upon the execution by a prospective investor of the appropriate documentation. Shares will be issued at the current net asset value (“NAV”) per Share of the class.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Fund to conduct repurchase offers on a quarterly basis in order to permit the Fund to conduct repurchase offers for Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Fund. In the event of a tender for redemption, the Fund, subject to the terms of the Trust Instrument and the Fund’s ability to liquidate sufficient Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Fund investments, or as a combination of cash and in-kind distribution of Fund investments. Shares will be redeemed at the current NAV per Share of the class.

2.	Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Management has determined that the Fund is an investment company in accordance with FASB ASC 946 “Investment Companies” for the purpose of financial reporting.

Investment in the Fund

The Fund is offered on a continuous basis through Morgan Creek Capital Distributors, LLC (the “Distributor”), an affiliate of the Advisor. The initial closing date for the public offering of Class I Shares was October 3, 2011. Class I Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering thereafter at the Class I Shares’ then current NAV per Share. The initial closing date for the public offering of Class A Shares was April 1, 2017. Class A Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering thereafter at the Class A Shares’ then current NAV per Share. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the Fund’s Shares.

Valuation of Portfolio Funds and Securities

The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

The NAV of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by the Advisor. The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Board has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including exchange traded funds, common stocks, securities sold short, and purchased options, that are listed on a national securities exchange at their closing price on the last business day of the period.

Securities Sold Short

Securities sold short represent obligations of the Fund to deliver the specified security at the future price and, thereby, create a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance-sheet risk since the Fund’s satisfaction of the obligations may exceed the amount recognized in the Statement of Assets and Liabilities. Dividends declared on Securities sold short held on the ex-dividend date are recorded as dividend expense. Interest the Fund is required to pay in connection with Securities sold short is recorded on an accrual basis as interest expense.

Cash and Cash Equivalents

Cash and cash equivalents include cash and time deposits with an original maturity of 90 days or less, and are carried at cost, which approximates fair value.

Income and Operating Expenses

The Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date and net of foreign withholding taxes. Operating expenses are recorded as incurred.

Recognition of Gains and Losses

Change in unrealized appreciation/depreciation from each Portfolio Fund and Security is included in the Statement of Operations as net change in unrealized appreciation/depreciation on investments.

Investment transactions in Portfolio Funds, Securities, and Securities sold short are recorded on a trade date basis. Any proceeds received from Portfolio Fund redemptions and Security sales that are in excess of the Portfolio Fund’s or Security’s cost basis are classified as net realized gain from investments on the Statement of Operations. Any proceeds received from Portfolio Fund redemptions and Security sales that are less than the Portfolio Fund’s or Security’s cost basis are classified as net realized loss from investments on the Statement of Operations. Realized gains and losses from investments in Portfolio Funds and Securities are calculated based on the specific identification method.

Class Allocations and Expenses

Investment income, unrealized and realized gains and losses, common expenses of the Fund, and certain Fund-level expense reductions, if any, are allocated monthly on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

Income Taxation

The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on a Portfolio Fund’s or Security’s income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of September 30, 2017. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of North Carolina. As of September 30, 2017, the tax years 2014 to 2016 remain subject to examination.

Distribution of Income and Gains

The Fund declares and pays dividends annually from its net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Fund generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

There were no distributions paid during the six months ended September 30, 2017 and the year ended March 31, 2017.

3.	Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

All of the Fund’s investments in Securities have been classified within level 1 and Securities sold short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Assets at Fair Value as of September 30, 2017
	Level 1	Level 2	Level 3	Total
Investments
Securities
Common Stocks – Global Opportunistic	$7,653,481	$—	$—	$7,653,481
Exchange Traded Funds – Global Opportunistic	1,226,505	—	—	1,226,505
Purchased Options – Global Opportunistic	53,710	—	—	53,710
Total Investments	$8,933,696	$—	$—	$8,933,696

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

	Liabilities at Fair Value as of September 30, 2017
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks – Global Opportunistic	$(5,399,272)	$—	$—	$(5,399,272)
Exchange Traded Funds – Global Opportunistic	(1,518,279)	—	—	(1,518,279)
Total Securities Sold Short	$(6,917,551)	$—	$—	$(6,917,551)

Total Investments in Portfolio Funds Measured at NAV	$58,342,088

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period.

4.	Investments in Portfolio Funds and Securities

The Fund has the ability to liquidate its investments in Portfolio Funds periodically, ranging from monthly to every five years, depending on the provisions of the respective Portfolio Funds’ operating agreements. As of September 30, 2017, the Fund was invested in seventeen Portfolio Funds. All Portfolio Funds in which the Fund invested are individually identified on the Schedule of Investments. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, fixed income securities, currencies, futures, forward contracts, swaps, commodities, other derivatives and other financial instruments.

The Managers of substantially all Portfolio Funds receive an annual management fee from 1% to 2% of the respective Portfolio Fund’s NAV. Management of the Portfolio Funds also receive performance allocations from 15% to 20% of the Fund’s net profit from its investments in the respective Portfolio Funds, subject to any applicable loss carryforward provisions, as defined by the respective Portfolio Funds’ operating agreements.

For the six months ended September 30, 2017, aggregate purchases and proceeds from sales of investments in Portfolio Funds and Securities were $7,756,615 and $28,066,830, respectively.

For the six months ended September 30, 2017, aggregate repurchases of and proceeds from Securities sold short were $3,795,456 and $4,795,561, respectively.

5.	Offering of Shares

The Fund’s Share activities for the six months ended September 30, 2017 were as follows:

	Balance as of April 1, 2017	Subscriptions	Redemptions	Balance as of September 30, 2017
Class I	81,491.12	1,441.20	(22,658.05)	60,274.27
Class A	—	48.50	—	48.50

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

The Fund’s Share activities for the year ended March 31, 2017 were as follows:

	Balance as of April 1, 2016	Subscriptions	Redemptions	Balance as of March 31, 2017
Class I	114,841.76	2,711.45	(36,062.09)	81,491.12

6.	Management Fee, Related Party Transactions and Other

The Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Fund payable to the Advisor, and administration fees, custody fees, and transfer agent fees payable to State Street.

In consideration for its advisory and other services, the Advisor shall receive a quarterly management fee, payable quarterly in arrears based on the NAV of the Fund as of the last business day of such quarter, prior to any quarter-end redemptions, in an amount equal to an annual rate of 1.00% of the Fund’s NAV. The Advisor has voluntarily reduced the management fee to 0.25% of the Fund’s NAV effective October 1, 2016. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the Portfolio Funds and indirectly borne by Shareholders in the Fund. For the six months ended September 30, 2017, the Fund incurred management fees of $414,007, of which $310,505 was reduced by the Advisor and $48,587 was payable to the Advisor as of September 30, 2017.

The Fund has entered into an expense limitation agreement in which the Advisor has agreed to pay certain operating expenses of the Fund in order to maintain certain expenses at or below 1.35% for Class I Shares and 2.20% for Class A Shares (the “Expense Caps”), of the average net assets of each class until July 31, 2027. Expenses covered by the Expense Caps include all of the Fund’s expenses other than (i) acquired fund fees and expenses, (ii) any taxes paid by the Fund, (iii) expenses incurred directly or indirectly by the Fund as a result of expenses incurred by a Portfolio Fund, (iv) dividends on short sales, if any, and (v) any extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses). Expenses borne by the Advisor are subject to reimbursement by the Fund up to three years from the date the Advisor paid the expense, but no reimbursement will be made by the Fund at any time if it would result in its covered expenses exceeding the expense cap.

If, in any month during which the investment management agreement is in effect, the estimated annualized total covered operating expenses for the Fund are less than the Expense Caps, the Advisor shall be entitled to reimbursement by the Fund of the previously reimbursed expenses to the extent that the Fund’s annualized total operating expenses plus the amount so reimbursed does not exceed, for such month, the Expense Caps. The Advisor will be entitled to reimbursement of all payments remitted by the Advisor to the Fund pursuant to the expense limitation during the previous thirty-six months. During the six months ended September 30, 2017, the Fund was required to repay the Advisor $75,242. As of September 30, 2017, the cumulative unreimbursed amounts pursuant to this agreement are as follows:

Months	Unreimbursed Amounts
September 2016	$8,091
January 2017	1,863
February 2017	3,602
$13,556

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

State Street provides accounting and administrative services to the Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annual rate of 0.07% of the Fund’s monthly NAV for these services.

State Street also serves as the Fund’s Custodian and Transfer Agent. State Street is entitled to custody fees as reasonable compensation for its services and expenses as agreed upon from time to time between the Fund on behalf of each applicable Portfolio Fund and State Street. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by State Street on the Fund’s behalf. For the six months ended September 30, 2017, the Fund incurred transfer agent fees of $39,052, of which $12,977 was payable as of September 30, 2017.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A Shares.

Under the Plan, the Fund may pay an aggregate amount on an annual basis not to exceed 0.85% of the value of the Fund’s average net assets attributable to its Class A Shares for services provided under the Plan. For the six months ended September 30, 2017, the Fund incurred Class A distribution and service fees of $211, of which $107 was payable as of September 30, 2017.

7.	Credit Agreement

The Fund has entered into a credit agreement with Credit Suisse International that bears interest at the 3M LIBOR plus 1.70% for Tranche L and 1.05% for Tranche U. The average interest rate for the six months ended September 30, 2017 was 3.04%. The maximum aggregate principal amount of credit that may be extended to the Fund at any time is $10,000,000 (the “Credit Limit”). The Fund also pays a fee equal to 0.65% of the Credit Limit less any outstanding principal amounts (the “Credit Line Fee”). The credit agreement is set to expire on August 29, 2018. The terms of the credit facility include limits on other indebtedness aggregate volatility, minimum net equity and other standard covenants. This credit agreement is not used as leverage, rather to provide bridge financing and meet liquidity needs that may arise. During the six months ended September 30, 2017, the Credit Line Fee was $37,317. The average borrowings outstanding for the six months ended September 30, 2017 were $34,266. As of September 30, 2017, the Fund had an outstanding balance of $12,367 related to fees and interest accrued on the Fund’s line of credit. The credit facility is collateralized by all Portfolio Fund investments of the Fund. As of September 30, 2017, the Fund was in compliance with the covenants of the credit facility.

8.	Risks and Contingencies

The Fund’s investments in Portfolio Funds may be subject to various risk factors including market, credit, currency and geographic risk. The Fund’s investments in Portfolio Funds may be made internationally and thus may have concentrations in such regions. The Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Fund.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

Although the Fund’s investments in Portfolio Funds are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

From time to time, the Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Fund. As of September 30, 2017, one Shareholder maintains a significant holding in the Fund which represents 56.28% of the Fund’s NAV.

In order to obtain more investable cash, the Portfolio Funds may utilize a substantial degree of leverage. Leverage increases returns to investors if the Managers earn a greater return on leveraged investments than the Managers’ cost of such leverage. However, the use of leverage, such as margin borrowing, exposes the Fund to additional levels of risk including (i) greater losses from investments in Portfolio Funds than would otherwise have been the case had the Managers not borrowed to make the investments in Portfolio Funds, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments in Portfolio Funds where the Portfolio Funds fails to earn a return that equals or exceeds the Managers’ cost of leverage related to such Portfolio Funds.

In the normal course of business, the Portfolio Funds in which the Fund invests may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, global tactical asset allocation strategies, event-drive strategies and other related risks. The Fund’s risk of loss in each Portfolio Fund is limited to the value of the Fund’s interest in each Portfolio Fund as reported by the Fund.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

9.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

10.	Financial Highlights

The following summary represents per Share data, ratios to average net assets(a) and other financial highlights information for Shareholders:

Class I
Per Share operating performance:	Six Months Ended September 30, 2017	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013
Net asset value per Share, beginning of year/period	$1,056.13	$1,018.28	$1,230.74	$1,131.66	$1,014.96		$1,013.44

Net investment income (loss) (b)	(8.65)	(15.81)	(17.23)	7.32	146.67		73.91
Net realized and unrealized gain (loss) from investments in Portfolio Funds and Securities	34.58	53.66	(152.80)	138.27	102.76		(29.37)
Net increase (decrease) resulting from operations	25.93	37.85	(170.03)	145.59	249.43		44.54

Distributions in excess of investment income	—	—	(42.43)	(46.51)	(132.73)		(43.02)

Net asset value per Share, end of year/period	$1,082.06	$1,056.13	$1,018.28	$1,230.74	$1,131.66		$1,014.96

Total return (c)	2.46%	3.72%	(14.22%)	13.09%	24.99%		4.55%

Ratio of total expenses to average net assets (d)(h)(i)	2.28%	2.02%	1.86%	1.95%	3.10%		21.37%

Ratio of total expenses after expense reimbursement and management fee reduction (d)(e)(i)	1.69%	1.57%	1.53%	1.40%	1.44	%(k)	1.48	%(k)

Ratio of total expenses subject to expense reimbursement (d)(i)	1.35%	1.35%	1.35%	1.35%	1.35%		1.35%

Ratio of net investment income (loss) to average net assets (f)(j)	(1.59%)	(1.53%)	(1.48%)	0.62%	13.32%		7.36%

Portfolio turnover (g)	9.91%	25.90%	54.37%	43.62%	71.64%		40.01%

Net assets, end of year/period (in 000’s)	$65,220	$86,065	$116,941	$94,779	$7,733		$2,390

(a)	Average net assets is calculated using the average net asset value of the class at the end of each month throughout the year. The impact of the De-Spoking Transaction is included in the net asset value of the class at June 30, 2014.

(b)	Calculated based on the average Shares outstanding methodology.

(c)	Total return assumes a subscription of a Share in the class at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period when owning Shares of the class. Total return is not annualized for periods less than twelve months.

(d)	The ratio for the year ended March 31, 2015 includes expenses of the Fund prior to July 1, 2014 and does not include expenses of the Global Equity Long/Short Master Fund. Ratio is annualized for periods less than twelve months.

(e)	The Fund did not have management fee reductions prior to July 1, 2014.

(f)	The ratio for the year ended March 31, 2015 includes income and expenses of the Fund prior to July 1, 2014 and does not include expenses of the Global Equity Long/Short Master Fund. Ratio is annualized for periods less than twelve months.

(g)	The portfolio turnover rate reflects the investment activities of the Fund. Portfolio turnover rate is not annualized for periods less than twelve months.

(h)	Represents a percentage of expenses reimbursed per the prospectus.

(i)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ expenses.

(j)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ income and expenses.

(k)	Ratio includes expenses of the Global Equity Long/Short Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2017 (Unaudited)

The following summary represents per Share data, ratios to average net assets(a) and other financial highlights information for Shareholders:

Class A	Six Months Ended September 30, 2017
Per Share operating performance:
Net asset value per Share, beginning of period	$1,000.00

Net investment loss (b)	(12.23)
Net realized and unrealized gain from investments in Portfolio Funds and Securities	32.45
Net increase resulting from operations	20.22

Net asset value per Share, end of period	$1,020.22

Total return (c)	2.02%

Ratio of total expenses to average net assets (d)(f)(g)	3.06%

Ratio of total expenses after expense reimbursement and management fee reduction (d)(g)	2.49%

Ratio of total expenses subject to expense reimbursement (g)	2.20%

Ratio of net investment loss to average net assets (d)(h)	(2.39%)

Portfolio turnover (e)	9.91%

Net assets, end of period (in 000’s)	$49

(a)	Average net assets is calculated using the average net asset value of the class at the end of each month throughout the year.

(b)	Calculated based on the average Shares outstanding methodology.

(c)	Total return assumes a subscription of a Share in the class at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period when owning Shares of the class. Total return is not annualized for periods less than twelve months.

(d)	Ratio is annualized for periods less than twelve months.

(e)	The portfolio turnover rate reflects the investment activities of the Fund. Portfolio turnover rate is not annualized for periods less than twelve months.

(f)	Represents a percentage of expenses reimbursed per the prospectus.

(g)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ expenses.

(h)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ income and expenses.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

11.	Subsequent Events

Management has determined that there are no material events requiring additional disclosures in the financial statements through the date the financial statements were issued.

morgan creek capital management, llc | Semi-annual report to SHAREHOLDERS	24

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds and Securities; and (2) how the Fund voted proxies relating to Portfolio Funds and Securities during the most recent period ended September 30 is available without charge, upon request, by calling the Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

morgan creek capital management, llc | Semi-annual report to SHAREHOLDERS	25

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Morgan Creek Global Equity Long/Short Institutional Fund

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Trustees

William C. Blackman

Michael S. McDonald

Sean S. Moghavem

Mark W. Yusko

Joshua Tilley

Officers

Mark W. Yusko, President

Mark B. Vannoy, Treasurer

Taylor Thurman, Chief Compliance Officer

David K. James, Secretary

Advisor

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

100 N. Tryon Street, Suite 3800

Charlotte, NC 28202

Legal Counsel

Thompson Hine LLP

1919 M Street, NW

Suite 700

Washington, D.C. 20036

morgan creek capital management, llc | Semi-annual report to SHAREHOLDERS	26

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Institutional Fund’s Board, where those changes were implemented after the Institutional Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 C.F.R. 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 C.F.R. 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)       The Institutional Fund’s principal executive and principal financial officers have concluded that the Institutional Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act provide reasonable assurances that material information relating to the Institutional Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures, as of a date within 90 days of the filing date of this Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Creek Global Equity Long/Short Institutional Fund

By:	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	November 27, 2017

By:	/s/ Mark B. Vannoy
Mark B. Vannoy
Treasurer

Date:	November 27, 2017